COMMON SHARES	12 Months Ended
Mar. 31, 2015
COMMON SHARES
COMMON SHARES

(13)COMMON SHARES

The Company’s board of directors approved a share repurchase program on November 1, 2012 to repurchase up to USD5 million worth of its issued and outstanding American Depository Shares (“ADS”) in both open-market and privately negotiated transactions. On January 31, 2013, the Company’s board of director reviewed and approved the continuation of the share repurchase program through May 31, 2013. The Company’s board of directors approved a share repurchase program on August 5, 2014 to repurchase up to USD5 million worth of its issued and outstanding ADSs in open-market through January 31, 2015. For the years ended March 31, 2013, 2014 and 2015, the Company repurchased 26,440,  10,678 and 612,314 common shares at a repurchase price of RMB 329,357, RMB132,528 and RMB 8,362,136, respectively.